Sale of Business (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Summary of Carrying Value of Major Classes of Assets and Liabilities Classified as Held for Sale
The following table summarizes the carrying value of the major classes of assets and liabilities of the FP&C business which were reflected as held for sale in the consolidated balance sheets at December 31, 2018:

December 31, 2018
Accounts receivable	$258
Inventories	140
Prepaid expenses and other	4
Investments	4
Fixed assets, net	320
Goodwill	157
Deferred tax assets	17
Other assets	11
Intangibles	38

Assets held for sale	$949

Accounts payable	$226
Accrued salaries and wages	30
Other accrued liabilities	76
Income taxes payable	6
Long-term employee benefit liabilities	62
Other long-term liabilities	3
Deferred tax liabilities	5

Liabilities held for sale	$408

Summary of Gain on the Sale Within Other Expense (Income)
During 2019, the Company recognized a gain on the sale within other expense, net as follows:

Proceeds on disposal, net of transaction costs	$1,180
Net assets disposed	656

Gain included in other expense, net [note 4]	524
Income taxes	77

Gain on divestiture, net of ta x	$447